General information (Narrative) (Details)			12 Months Ended
	Jun. 24, 2014	Oct. 24, 2012 $ / Unit	Dec. 31, 2018 acquisition	Dec. 31, 2017
Schedule of Investments [Line Items]
Base level of incentive distribution rights (in dollars per unit) | $ / Unit		0.4456
Ownership percentage in reporting entity (as percent)			46.60%	46.60%
Ownership percentage in subsidiary (as percent)			50.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Ownership interest purchased (as percent)	28.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		51.00%
Number of entities acquired from Seadrill			2
West Capricorn
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		100.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)	58.00%	30.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		100.00%
West Aquarius and West Vencedor
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		100.00%
West Capella
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		56.00%
Seadrill Partners Operating LLC
Schedule of Investments [Line Items]
Number of entities acquired from Seadrill			2
OPCO
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)			34.90%	34.90%